Equity	12 Months Ended
Dec. 31, 2021
Equity

31.	Equity.............
31.1	Capital

Capital consists of common and preferred shares. Each common share entitles its holder to one vote in the general shareholders’ meetings. Preferred shares have two classes “A” and “B” and have restricted voting rights as per § 7 of article 5 of the Bylaws.

According to Article 17 and following paragraphs of Federal Law No. 6,404/1976, dividends paid to preferred shares must be at least 10% higher than those paid to common shares.

Class “A” preferred shares have priority in the reimbursement of capital and in the distribution of minimum dividends of 10% p.a. (non-cumulative), calculated based on the capital represented by this class of shares.

Class “B” preferred shares have priority in the reimbursement of capital and the right to the distribution of dividends, calculated as 25% of adjusted profit or loss for the year, pursuant to the corporate legislation and to the Company’s Bylaws, calculated proportionately to the capital represented by the shares of this class. Dividends for Class “B” have priority only over the common shares and are only paid out of the remaining profits payment of priority dividends of class “A” shares.

On March 11, 2021, the General Meeting approved the submission of the proposal for comprehensive amendment and consolidation of the Company’s Bylaws, including, among other changes, the share split of the Company, in the proportion of one share for ten shares, so that, for every one share issued by the Company, nine new shares of the same class and type will be credited.

In 2021, the Company implemented the UNITs Program, which consists of the formation of Share Deposit Certificates, or UNITs, comprising one common share (CPLE3) and four class “B” preferred shares (CPLE6). The program was approved by Copel’s Board of Directors on April 23, 2021 and its operations started on April 26, 2021 in the Brazilian market.

On December 31, 2021, paid in capital is R$10,800,000 (R$10,800,000 as of December 31, 2020). It includes shares (with no par value) and the main shareholders are presented below:

								Number of shares in units
Shareholders	Common		Class "A” Preferred		Class “B” preferred		Total
	number of share	%	number of share	%	number of share	%	number of share	%
State of Paraná	734,304,512	69.66	-	-	115,969,784	6.91	850,274,296	31.07
BNDES	131,161,562	12.44	-	-	524,646,248	31.24	655,807,810	23.96
Eletrobras	15,307,740	1.45	-	-	-	-	15,307,740	0.56
Free float:
B3	126,653,784	12.02	661,760	21.16	863,944,649	51.44	991,260,193	36.23
NYSE	43,115,100	4.09	-	-	172,460,400	10.27	215,575,500	7.88
Latibex	228,667	0.02	-	-	1,782,043	0.11	2,010,710	0.07
City Halls	1,783,930	0.17	93,260	2.98	34,710	-	1,911,900	0.07
Other shareholders	1,535,165	0.15	2,372,980	75.86	497,456	0.03	4,405,601	0.16
	1,054,090,460	100.00	3,128,000	100.00	1,679,335,290	100.00	2,736,553,750	100.00

31.2	Equity valuation adjustments

Fair values of fixed assets – deemed costs – were recognized on the first-time adoption of IFRS. The line item “Equity value adjustments” was the balancing item of this adjustment, net of deferred income tax and social contribution. The realization of such adjustments is recorded in the retained earnings line item, to the extent of the depreciation or possible disposal of the measured fixed assets.

Adjustments arising from the changes in fair value involving financial assets, as well as actuarial gains and losses, are also recorded in this line item:

Balance as of January 1, 2020	591,927
Actuarial liabilities
Post employment benefits	(271,345)
Taxes on adjustments	92,190
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(90,347)
Taxes on adjustments	30,717
Attributed to non-controlling interest	207
Balance as of December 31, 2020	353,349
Actuarial liabilities
Post employment benefits	246,626
Taxes on adjustments (a)	(93,881)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(70,569)
Taxes on adjustments	23,994
Actuarial liability - investment realization	(33,205)
Attributed to non-controlling interest	(144)
Balance as of December 31, 2021	426,170
(a) Derecognition of deferred tax assets on actuarial liabilities of Copel SER because there is no reasonable certainty that sufficient future taxable income w ill be generated for its absorption.

31.3	Legal reserve and profit retention reserve

The amount of 5% of profit for the year is allocated to the legal reserve, before any other allocation, limited to 20% of capital.

The profit retention reserve is earmarked for covering the Company’s investment program, according to Article 196 of Law No. 6,404/1976. It is funded by retaining the remaining profit or loss after setting up the legal reserve, interest on capital and dividends proposed.

31.4	Proposed dividend distribution

Parent Company	12.31.2021	12.31.2020	12.31.2019
Calculation basis for dividends
Net income for the year	4,952,573	3,904,202	1,989,946
Legal Reserve (5%)	(247,629)	(195,210)	(99,497)
Realization of equity evaluation adjustment	46,575	59,630	66,226
	4,751,519	3,768,622	1,956,675
Proposed dividends
Interest on own capital - gross value (a)	522,809	807,500	643,000
Interim dividends (b)	1,197,003	-	-
Complement to reach the mandatory minimum	-	211,057	-
Additional proposed dividends	1,368,675	1,507,449	-
	3,088,487	2,526,006	643,000
Gross value of dividends per class of shares:
Ordinary shares	1,120,747	1,278,126	325,210
Class “A” preferred shares	3,658	4,155	1,291
Class “B” preferred shares	1,964,082	1,243,725	316,499
Gross value of dividends per share:
Ordinary shares	1.06323	0.88128	0.22423
Class “A” preferred shares	1.16956	1.27172	0.39466
Class “B” preferred shares	1.16956	0.96941	0.24669

Gross value of dividends per share - Units (c)	5.74147	-	-
(a) R$239,636 approved by the Board of Directors on 9/17/2021, paid on 11/30/2021, and R$283,173 approved by the Board of Directors on 12/8/2021, with payment date to be defined at the AGM.
(b) Dividend approved by the Board of Directors on 9/17/2021, paid on 11/30/2021.
(c) The Units are made up of 1 common share and 4 class "B" preferred shares

In accordance with the legal and statutory provisions in effect, the basis for calculating mandatory dividends is obtained from net income, less the quota allocated to the legal reserve. However, Management has the practice of adding to the calculation basis the realization of the equity valuation adjustments, which is dealt with in IAS 16, 40 and IFRS 1, in order to void the effect of the increase in depreciation expense arising from the adoption accounting standards, as well as IAS 16 - Property, Plant and Equipment. This procedure reflects the Company’s shareholder remuneration policy, which will be practiced during the realization of the entire reserve for equity valuation adjustments.

31.5	Earnings per share - basic and diluted

Parent company	Continuing	Discontinued	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
	operations	operations	12.31.2021	operations	operations	12.31.2020	operations	operations	12.31.2019
Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders:
Common shares	1,417,379	482,241	1,899,620	1,935,144	40,607	1,975,751	1,051,809	(44,707)	1,007,102
Class “A” preferred shares	4,478	1,430	5,908	5,783	100	5,883	2,920	(111)	2,809
Class “B” preferred shares	2,345,340	701,705	3,047,045	1,883,054	39,514	1,922,568	1,023,538	(43,503)	980,035
	3,767,197	1,185,376	4,952,573	3,823,981	80,221	3,904,202	2,078,267	(88,321)	1,989,946
Basic and diluted denominator
Weighted average of shares (in thousands):
Common shares	1,176,755,935	1,176,755,935	1,176,755,935	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800
Class “A” preferred shares	3,171,194	3,171,194	3,171,194	3,268,067	3,268,067	3,268,067	3,273,682	3,273,682	3,273,682
Class “B” preferred shares	1,556,626,621	1,556,626,621	1,556,626,621	1,282,974,883	1,282,974,883	1,282,974,883	1,282,969,268	1,282,969,268	1,282,969,268
	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750

Basic and diluted earnings per share attributable to controlling shareholders
Common shares	1.20448	0.40981	1.61429	1.33430	0.02800	1.36229	0.72523	(0.03083)	0.69440
Class “A” preferred shares	1.41173	0.45079	1.86252	1.76982	0.03080	1.80062	0.89086	(0.03391)	0.85790
Class “B” preferred shares	1.50668	0.45079	1.95747	1.46773	0.03080	1.49852	0.79778	(0.03391)	0.76388